Commitments and contingencies - Past cybersecurity review and apps takedown in China (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Jul. 09, 2021 item	Jul. 04, 2021 item
Commitments and contingencies
Number of apps violated | item		26	26
Amount of administrative fine imposed | ¥	¥ 8,026.0